UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: September 30th

Date of reporting period: 07/01/2019 to 06/30/2020

ITEM 1.	PROXY VOTING RECORD:

The filing for Timber Point Global Tactical Allocation Fund, a series of 360 Funds Trust, is attached.

Meeting Date Range: 01-Jul-2019 To 30-Jun-2020
Selected Accounts
EXACT SCIENCES CORPORATION
Security:	30063P105					Meeting Type:	Annual
Ticker:	EXAS					Meeting Date:	25-Jul-2019
ISIN	US30063P1057					Vote Deadline Date:	24-Jul-2019
Agenda	935055106	Management				Total Ballot Shares:	1869
Last Vote Date:	25-Jun-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Kevin T. Conroy				879	0	0	0
2	Katherine S. Zanotti				879	0	0	0
2	Proposal to ratify the selection of BDO USA, LLP as our independent registered public accounting firm for 2019.		For	None	879	0	0	0
3	Proposal to approve on an advisory basis the compensation of the Company's named executive officers.		For	None	879	0	0	0
4	Proposal to approve the Exact Sciences Corporation 2019 Omnibus Long-Term Incentive Plan.		For	None	879	0	0	0
HTG MOLECULAR DIAGNOSTICS, INC.
Security:	40434H104					Meeting Type:	Annual
Ticker:	HTGM					Meeting Date:	14-Aug-2019
ISIN	US40434H1041					Vote Deadline Date:	13-Aug-2019
Agenda	935058568	Management				Total Ballot Shares:	7890
Last Vote Date:	12-Jul-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	James T. LaFrance				7890	0	0	0
2	Lee R. McCracken				7890	0	0	0
2	To ratify the appointment of BDO USA, LLP as HTG Molecular Diagnostics, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2019.		For	None	7890	0	0	0
NEW RELIC, INC.
Security:	64829B100					Meeting Type:	Annual
Ticker:	NEWR					Meeting Date:	22-Aug-2019
ISIN	US64829B1008					Vote Deadline Date:	21-Aug-2019
Agenda	935057922	Management				Total Ballot Shares:	330
Last Vote Date:	12-Jul-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Caroline W. Carlisle				330	0	0	0
2	Dan Scholnick				330	0	0	0
3	James Tolonen				330	0	0	0
2	To approve, on an advisory basis, the compensation of the Company's Named Executive Officers as disclosed in the Proxy Statement.		For	None	330	0	0	0
3	To ratify the selection by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for its fiscal year ending March 31, 2020.		For	None	330	0	0	0
ROYCE VALUE TRUST, INC.
Security:	780910105					Meeting Type:	Annual
Ticker:	RVT					Meeting Date:	24-Sep-2019
ISIN	US7809101055					Vote Deadline Date:	23-Sep-2019
Agenda	935069612	Management				Total Ballot Shares:	80052
Last Vote Date:	19-Aug-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Patricia W. Chadwick				60000	0	0	0
2	Arthur S. Mehlman				60000	0	0	0
3	Michael K. Shields				60000	0	0	0
MFS MULTIMARKET INCOME TRUST
Security:	552737108					Meeting Type:	Annual
Ticker:	MMT					Meeting Date:	03-Oct-2019
ISIN	US5527371083					Vote Deadline Date:	02-Oct-2019
Agenda	935073863	Management				Total Ballot Shares:	76750
Last Vote Date:	26-Aug-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Maureen R. Goldfarb				46250	0	0	0
2	Robert J. Manning				46250	0	0	0
3	Maryanne L. Roepke				46250	0	0	0
4	Laurie J. Thomsen				46250	0	0	0
EATON VANCE LIMITED DURATION INCOME FD
Security:	27828H105					Meeting Type:	Annual
Ticker:	EVV					Meeting Date:	16-Jan-2020
ISIN	US27828H1059					Vote Deadline Date:	15-Jan-2020
Agenda	935112211	Management				Total Ballot Shares:	82797
Last Vote Date:	06-Dec-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Thomas E. Faust Jr.				30570	0	0	0
2	Mark R. Fetting				30570	0	0	0
3	Keith Quinton				30570	0	0	0
2	A non-binding shareholder proposal that the Board take the necessary steps to declassify the Board of Trustees of the Fund so that all Trustees are elected on an annual basis.		Against	None	0	30570	0	0
GUGGENHEIM FUNDS
Security:	31647Q106					Meeting Type:	Annual
Ticker:	FMO					Meeting Date:	02-Apr-2020
ISIN	US31647Q1067					Vote Deadline Date:	01-Apr-2020
Agenda	935137869	Management				Total Ballot Shares:	72893
Last Vote Date:	11-Mar-2020
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Class I Trustee: Randall C. Barnes		For	None	43736	0	0	0
2	Election of Class I Trustee: Donald A. Chubb, Jr.		For	None	43736	0	0	0
3	Election of Class I Trustee: Angela Brock-Kyle		For	None	43736	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott

/s/ Randy Linscott

President
Date: August 20, 2020